Employee Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011 months years days	Jun. 30, 2010	Jun. 30, 2009
Employee Benefits [Abstract]
Employees age eligibility to contribute in 401(k) plan (in years)	18
Minimum employment period to contribute in 401(k) plan (in days)	30
Maximum percentage of employees contribution to 401(k) plan	15.00%
Percentage of company matching contribution	25.00%
Percentage of company contribution to participant's compensation	4.00%
Minimum service period for company contribution (in months)	6
Company contribution, vesting period (in years)	3
Company expense under 401(k) plan	$ 0.4	$ 0.4	$ 0.3